Stock Option Plan and Stock-Based Compensation (Details 4) - Successor [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Stock-based compensation	$ 1,080	$ 2,831
Restricted Stock Units (RSUs) [Member]
Stock-based compensation	686	2,278
Restricted Stock Units (RSUs) [Member] | Research and Development Expense [Member]
Stock-based compensation		605
Restricted Stock Units (RSUs) [Member] | Selling and Marketing Expense [Member]
Stock-based compensation		310
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Stock-based compensation	$ 686	$ 1,363